STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

November 25, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Investment Funds
(Registration Nos: 33-08214 and 811-04813)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 164 ("Amendment No. 164") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in respect of Dreyfus/The Boston Company Emerging Markets Core Equity Fund (the "Series") in order to (i) revise the investment strategies of the Series (to be renamed Dreyfus Diversified Emerging Markets Fund) to implement a "manager of managers" arrangement whereby The Dreyfus Corporation ("Dreyfus"), the Series' investment adviser, under certain circumstances, would be able to hire and replace affiliated and unaffiliated subadvisers for the Series without obtaining shareholder approval, (ii) add The Boston Company Asset Management, LLC ("TBCAM") and Mellon Capital Management Corporation ("Mellon Capital") as subadvisers for the Series, (iii) expand the Series' permitted types of investments, (iv) replace the Series' current portfolio managers with new portfolio managers, and (v) add Class Y shares as a new class of shares.  The prospectus included in Amendment No. 164 is marked to show changes from the prospectus filed in Post-Effective Amendment No. 158 to the Registration Statement, and the statement of additional information ("SAI") is marked to show changes from the SAI filed pursuant to Rule 497 under the Securities Act on November 5, 2013.

The Series' investment objective remains to seek long-term growth of capital.  The Series will now invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (or other instruments with similar economic characteristics) of companies located, organized, or with a majority of assets or business in emerging markets countries, including other investment companies ("underlying funds") that invest in such securities.  The Series will now use a "manager of managers" approach by selecting one or more experienced investment managers to serve as subadvisers to the Series.  The Series will also use a "fund of funds" approach by investing in underlying funds.  Dreyfus may hire, terminate or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval.

The Series intends to offer a new class of shares, Class Y shares.  The investor services and privileges and process for determining the class's net asset value will be the same as those of Class Y shares of other funds in the Dreyfus Family of Funds.

On November 8, 2013, the Series filed a preliminary proxy statement on Schedule 14A for a special meeting of shareholders of the Series to approve the Sub-Investment Advisory Agreements for the Series between Dreyfus and each of TBCAM and Mellon Capital (together, the "Subadvisory Agreements"), approve the "manager of managers" arrangement and revise certain of the Series' fundamental investment restrictions (collectively, the "Proposed Changes"), which are necessary before the Series' revised investment strategies can be implemented.  The Series intends to file a definitive proxy statement on Schedule 14A on or before December 16, 2013 and anticipates receiving Series shareholder approval of the Proposed Changes prior to the effectiveness of the Amendment; accordingly, the Amendment reflects the Proposed Changes.

The Series intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of Amendment No. 164 in order to file certain exhibits, including Articles of Amendment and Articles Supplementary, an amended and revised management agreement, the Subadvisory Agreements and the consent of the Fund's independent registered public accounting firm, and to make certain other revisions.  The Fund's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6638, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Lauren Connolly
Lauren Connolly

cc:           Janna Manes

November 25, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Investment Funds

(Registration Nos: 33-08214 and 811-04813)

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant, on behalf of Dreyfus/The Boston Company Emerging Markets Core Equity Fund, acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS INVESTMENT FUNDS

By:	/s/ Jeff Prusnofsky
	Name:	Jeff Prusnofsky
	Title:	Vice President